RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		5 Months Ended
	Sep. 15, 2020	Dec. 31, 2020	Mar. 31, 2021	Nov. 09, 2020	Oct. 20, 2020
Related Party Transaction [Line Items]
Common shares, shares outstanding		3,574,009	2,949,428
Common shares, shares issued		3,574,009	2,949,428
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%
Class B common stock
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Common shares, shares outstanding	5,750,000	5,381,250	5,381,250	5,381,250
Common shares, shares issued		5,381,250	5,381,250	5,381,250
Sponsor | Class B common stock
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		1 year
Consideration received	$ 25,000
Consideration received, shares	8,625,000
Number of shares surrender	2,875,000
Over-allotment | Class B common stock
Related Party Transaction [Line Items]
Shares subject to forfeiture	750,000			368,750
Shares no longer subject to forfeiture				381,250
Founder Shares
Related Party Transaction [Line Items]
Common shares, shares outstanding				5,381,250
Common shares, shares issued				5,381,250
Founder Shares | Class B common stock
Related Party Transaction [Line Items]
Common shares, shares outstanding					5,750,000
Founder Shares | Sponsor | Class B common stock
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days